United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Emerging Markets Fixed Income Core Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCK – 0.0%
		Telecommunications & Cellular – 0.0%
8,000	[1]	Satelites Mexicanos SA, de CV, Class INS (IDENTIFIED COST $4,960,000)	120,000
		Corporate Bonds – 26.1%
		Banking – 5.2%
$2,500,000	[2,3]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 4/8/2020	2,587,500
4,730,000	[2,3]	Banco BMG SA, Sub., Series 144A, 8.875%, 8/5/2020	5,004,206
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,238,200
1,500,000	[2,3]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,528,125
4,000,000	[2,3]	Banco Cruzeiro Do Sul SA, Sr. Unsecd. Note, Series 144A, 8.50%, 2/20/2015	4,115,000
4,000,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	4,612,600
2,000,000	[2,3]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,167,500
5,000,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social., Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	5,675,000
2,500,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	2,675,025
3,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	3,578,228
		TOTAL	35,181,384
		Broadcast Radio & TV – 1.1%
3,800,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	5,099,124
2,150,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 1/15/2040	2,445,455
		TOTAL	7,544,579
		Building Materials – 0.5%
3,235,000	[2,3]	Magnesita Company Guarantee, Series 144A, 7.875%, 3/30/2020	3,416,969
		Cable & Wireless Television – 1.0%
2,000,000	[2,3]	Net Servicos de Comunicacao SA, Company Guarantee, Series 144A, 7.50%, 1/27/2020	2,272,500
2,250,000		Net Servicos de Comunicacao SA, Company Guarantee, Series REGS, 7.50%, 1/27/2020	2,545,313
4,847,265		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	1,520,829
		TOTAL	6,338,642
		Capital Goods — Aerospace & Defense – 0.4%
2,400,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	2,652,000
		Chemicals & Plastics – 0.6%
4,000,000	[2,3]	Sociedad Quimica Y Minera de Chile, Note, Series 144A, 5.50%, 4/21/2020	4,196,273
		Conglomerate – 1.0%
6,100,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	6,511,750
		Construction & Engineering – 0.5%
3,200,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	3,408,000
		Container & Glass Products – 0.5%
5,400,000		Vitro SA, Note, 11.75%, 11/1/2013	2,639,250
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	977,500
		TOTAL	3,616,750
		Financial Intermediaries – 0.2%
1,400,000	[2,3]	BM&F Bovespa SA, Note, Series 144A, 5.50%, 7/16/2020	1,492,012
		Government Agency – 0.2%
1,400,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	1,609,301

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Materials – 0.6%
$3,500,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	3,780,000
		Metals & Mining – 0.7%
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,357,237
		Mortgage Banks – 0.7%
4,425,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	4,390,815
		Oil & Gas – 7.5%
6,550,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	7,843,625
5,704,280		Gazprom International SA, Series REGS, 7.201%, 2/1/2020	6,112,421
10,850,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	13,481,125
1,850,000	[2,3]	Pacific Rubiales, Series 144A, 8.75%, 11/10/2016	2,060,437
1,000,000	[2,3]	Pemex Project Funding Master, Bond, Series 144A, 6.625%, 6/15/2035	1,081,345
5,300,000		Petrobras International Finance, Company Guarantee, 7.875%, 3/15/2019	6,517,362
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,748,265
3,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	3,015,000
2,100,000	[2,3]	TNK-BP Finance SA, Company Guarantee, Series 144A, 7.25%, 2/2/2020	2,310,000
2,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	1,990,000
		TOTAL	50,159,580
		Paper Products – 0.9%
5,709,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	5,923,087
		Real Estate – 0.6%
4,000,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	4,230,509
		Telecommunications & Cellular – 1.1%
1,800,000	[2,3]	America Movil S.A.B. de C.V., Company Guarantee, Series 144A, 5.00%, 10/16/2019	1,934,820
2,000,000	[2,3]	Axtel SAB de CV, Company Guarantee, Series 144A, 9.00%, 9/22/2019	1,820,000
2,000,000		Axtel SAB de CV, Company Guarantee, Series REGS, 9.00%, 9/22/2019	1,847,300
1,500,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,706,250
		TOTAL	7,308,370
		Utilities – 2.8%
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,182,750
1,500,000	[2,3]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	1,521,750
3,000,000	[2,3]	Dubai Electricity & Water, Note, Series 144A, 8.50%, 4/22/2015	3,192,654
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	7,249,562
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	5,833,024
		TOTAL	18,979,740
		TOTAL CORPORATE BONDS (IDENTIFIED COST $170,090,460)	175,096,998
		Floating Rate loan – 0.2%
1,400,000	[4]	Carolbrl, 4.04563%, 9/30/2010 (IDENTIFIED COST $1,375,629)	1,120,000
		Governments/Agencies – 72.0%
		Sovereign – 72.0%
7,150,000		Argentina, Government of, Bond, 0.677%, 8/3/2012	1,623,050
32,000,000		Argentina, Government of, Note, 3.168%, 12/15/2035	3,200,000
34,883,046		Argentina, Government of, Note, 8.28%, 12/31/2033	26,772,738
460,801		Argentina, Government of, Note, 8.28%, 12/31/2033	353,665
1,064,240		Argentina, Government of, Sr. Unsecd. Note, 12.00%, 12/15/2035	106,424
6,000,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	5,226,000

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
99,555		Argentina, Government of, Sr. Unsecd. Note, 8.75%, 6/2/2017	89,848
5,850,000		Brazil, Government of, 5.875%, 1/15/2019	6,739,931
4,000,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	5,770,000
7,500,000		Brazil, Government of, Note, 8.00%, 1/15/2018	8,943,750
6,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	8,232,000
7,400,000		Colombia, Government of, 7.375%, 9/18/2037	9,601,500
4,600,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	5,131,792
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,758,750
2,100,000	[2,3]	Croatia, Government of, Note, 144A, 6.625%, 7/14/2020	2,317,875
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,657,500
2,680,000	[2,3]	Egypt, Government of, Note, 144A, 5.75%, 4/29/2020	2,954,700
3,100,000	[2,3]	Egypt, Government of, Note, 144A, 6.875%, 4/30/2040	3,495,250
1,750,000	[2,3]	Guatemala, Government of, Note, 144A, 9.25%, 8/1/2013	2,082,500
3,000,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	3,072,757
14,700,000		Indonesia, Government of, 6.625%, 2/17/2037	17,980,305
10,000,000		Indonesia, Government of, 7.75%, 1/17/2038	13,700,000
3,500,000	[2,3]	Indonesia, Government of, 144A, 8.50%, 10/12/2035	5,145,000
5,300,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, 144A, 11.625%, 3/4/2019	8,135,500
2,800,000	[2,3]	Lithuania, Government of, Bond, 144A, 7.375%, 2/11/2020	3,164,935
11,950,000		Panama, Government of, 6.70%, 1/26/2036	15,015,185
2,400,000		Panama, Government of, 7.25%, 3/15/2015	2,880,455
13,095,000		Peru, Government of, 6.55%, 3/14/2037	15,761,797
10,000,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	11,750,000
3,900,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,609,313
16,730,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	21,707,175
6,000,000	[2,3]	Russia, Government of, Bond, 144A, 5.00%, 4/29/2020	6,142,500
64,234,400		Russia, Government of, Unsub., 7.50%, 3/31/2030	76,342,585
3,700,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	4,125,685
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	2,190,465
2,000,000		Sri Lanka, Government of, Note, 7.40%, 1/22/2015	2,155,000
10,000,000		Turkey, Government of, 6.75%, 5/30/2040	11,025,000
8,570,000		Turkey, Government of, 6.875%, 3/17/2036	9,566,691
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	7,680,750
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	17,176,800
15,200,000		Turkey, Government of, Note, 7.375%, 2/5/2025	18,088,000
600,000		Ukraine, Government of, Bond, 7.65%, 6/11/2013	631,410
20,000,000		United Mexican States, 6.75%, 9/27/2034	25,252,796
15,000,000		United Mexican States, Note, 5.125%, 1/15/2020	16,346,499
12,600,000		United Mexican States, Sr. Unsecd. Note, 5.95%, 3/19/2019	14,553,000
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,680,000
12,400,000		Venezuela, Government of, 10.75%, 9/19/2013	11,780,000

Shares, Principal Amount or Foreign Currency Par Amount		Value in U.S. Dollars
53,650,000	Venezuela, Government of, 9.375%, 1/13/2034	34,604,250
200,000	Venezuela, Government of, Note, 7.65%, 4/21/2025	117,910
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $431,834,641)	483,439,036
	TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $608,260,730)[5]	659,776,034
	OTHER ASSETS AND LIABILITIES - NET — 1.7%[6]	11,522,194
	TOTAL NET ASSETS — 100%	$671,298,228
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $123,178,691, which represented 18.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $123,178,691, which represented 18.3% of total net assets.
4	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
5	At August 31, 2010, the cost of investments for federal tax purposes was $607,491,441. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $52,284,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,978,789 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,694,196.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost(adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter(OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010